Income Tax Expense	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Income Tax Expense
31.	Income Tax Expense

(1)	Income tax expenses for the years ended December 31, 2019, 2018 and 2017 consist of the following:

(In millions of won)
	2019		2018	2017
Current tax expense:
Current year	￦	105,859	362,265	424,773
Current tax of prior years(*)		(6,963)	(22,575)	(105,158)

		98,896	339,690	319,615

Deferred tax expense:
Changes in net deferred tax assets		201,817	504,288	426,039

Income tax expense	￦	300,713	843,978	745,654

(*)	Current tax of prior years are mainly composed of the income tax refund due to a change in the interpretation of the tax authority in relation to the income tax previously recognized by the Group.

(2)
The difference between income taxes computed using the statutory corporate income tax rates and the recorded income taxes for the years ended December 31, 2019, 2018 and 2017 is attributable to the following:

(In millions of won)
	2019		2018	2017
Income taxes at statutory income tax rate	￦	309,368	1,083,029	823,124
Non-taxable income		(92,666)	(19,450)	(40,080)
Non-deductible expenses		14,630	26,724	31,285
Tax credit and tax reduction		(32,877)	(17,580)	(34,300)
Changes in unrecognized deferred taxes		83,940	(177,902)	31,857
Changes in tax rate		4,040	(3,983)	43,977
Income tax refund and other		14,278	(46,860)	(110,209)

Income tax expense	￦	300,713	843,978	745,654

(3)	Deferred taxes directly charged to (credited from) equity for the years ended December 31, 2019, 2018 and 2017 are as follows:

(In millions of won)
	2019		2018	2017
Valuation gain on financial assets measured at fair value	￦	2,983	41,461	—
Valuation loss on available-for-sale financial assets		—	—	(55,883)
Share of other comprehensive income (loss) of associates		2,279	278	(260)
Valuation loss on derivatives		(16,083)	(9,223)	(3,019)
Remeasurement of defined benefit liabilities		22,733	10,843	1,618

	￦	11,912	43,359	(57,544)

(4)	Details of the changes in deferred tax assets (liabilities) for the years ended December 31, 2019 and 2018 are as follows:

(In millions of won)
	2019
	Beginning		Changes in Accounting Policies	Deferred tax expense (income)	Directly charged to (credited from) equity	Business combinations	Ending
Deferred tax assets (liabilities) related to temporary differences:
Loss allowance	￦	102,276	—	(13,698)	—	335	88,913
Accrued interest income		(2,713)	—	691	—	(17)	(2,039)
Financial assets measured at fair value		79,757	—	15,099	2,983	262	98,101
Investments in subsidiaries, associates and joint ventures		(1,580,087)	—	(35,222)	2,279	(18)	(1,613,048)
Property and equipment and intangible assets		(420,061)	—	44,051	—	(3)	(376,013)
Provisions		2,494	—	49	—	—	2,543
Retirement benefit obligation		84,034	—	(6,643)	22,733	70	100,194
Valuation gain on derivatives		31,415	—	2,175	(16,083)	—	17,507
Gain or loss on foreign currency translation		21,948	—	57	—	—	22,005
Incremental costs to acquire a contract		(640,840)	—	(188,215)	—	—	(829,055)
Contract assets and liabilities		(26,458)	—	(1,572)	—	—	(28,030)
Right-of-use assets		—	(165,762)	(8,755)	—	—	(174,517)
Lease liabilities		—	168,423	10,930	—	—	179,353
Others		32,551	6,698	17,077	—	6	56,332

		(2,315,684)	9,359	(163,976)	11,912	635	(2,457,754)

Deferred tax assets related to unused tax loss carryforwards and tax credit carryforwards:
Tax loss carryforwards		122,899	—	(31,763)	—	—	91,136
Tax credit		15,458	—	(6,078)	—	—	9,380
		138,357	—	(37,841)	—	—	100,516

	￦	(2,177,327)	9,359	(201,817)	11,912	635	(2,357,238)

(In millions of won)
	2018
	Beginning		Changes in Accounting Policies	Deferred tax expense (income)	Directly charged to (credited from) equity	Business combinations	Ending
Deferred tax assets (liabilities) related to temporary differences:
Loss allowance	￦	67,002	3,501	26,547	—	5,226	102,276
Accrued interest income		(2,467)	—	(218)	—	(28)	(2,713)
Financial assets measured at fair value		53,781	(282)	(15,203)	41,461	—	79,757
Investments in subsidiaries, associates and joint ventures		(937,629)	—	(642,736)	278	—	(1,580,087)
Property and equipment and intangible assets		(235,343)	—	71,912	—	(256,630)	(420,061)
Provisions		2,312	—	(6)	—	188	2,494
Retirement benefit obligation		38,360	—	12,888	10,843	21,943	84,034
Valuation gain on derivatives		25,956	—	14,682	(9,223)	—	31,415
Gain or loss on foreign currency translation		21,931	—	17	—	—	21,948
Reserve for research and manpower development		(2,387)	—	2,387	—	—	—
Incremental costs to acquire a contract		—	(566,633)	(74,207)	—	—	(640,840)
Contract assets and liabilities		—	(37,540)	11,082	—	—	(26,458)
Others		5,506	—	22,627	—	4,418	32,551

		(962,978)	(600,954)	(570,228)	43,359	(224,883)	(2,315,684)

Deferred tax assets related to unused tax loss carryforwards and tax credit carryforwards:
Tax loss carryforwards		72,417	—	50,482	—	—	122,899
Tax credit		—	—	15,458	—	—	15,458
		72,417	—	65,940	—	—	138,357

	￦	(890,561)	(600,954)	(504,288)	43,359	(224,883)	(2,177,327)

(5)
Details of temporary differences, unused tax loss carryforwards and unused tax credits carryforwards which are not recognized as deferred tax assets (liabilities), in the consolidated statements of financial position as of December 31, 2019 and 2018 are as follows:

(In millions of won)
	December 31, 2019		December 31, 2018
Loss allowance	￦	96,006	98,205
Investments in subsidiaries, associates and joint ventures		(128,339)	(233,234)
Other temporary differences		145,692	189,604
Unused tax loss carryforwards		1,023,907	849,850
Unused tax credit carryforwards		1,192	3,705

(6)	The amount of unused tax loss carryforwards and unused tax credit carryforwards which are not recognized as deferred tax assets as of December 31, 2019 are expiring within the following periods:

(In millions of won)
	Unused tax loss carryforwards		Unused tax credit carryforwards
Less than 1 year	￦	108,703	258
1 ~ 2 years		152,361	316
2 ~ 3 years		80,363	388
More than 3 years		682,480	230

	￦	1,023,907	1,192